Condensed Consolidated Statements of Changes in Stockholder's Equity - USD ($) $ in Thousands	Series A Preferred Stock [Member] Preferred Stock [Member]	Series A Preferred Stock [Member] Preferred Stock [Member] Ayala Pharmaceuticals Inc [Member]	Series B Preferred Stock [Member] Preferred Stock [Member]	Series B Preferred Stock [Member] Preferred Stock [Member] Ayala Pharmaceuticals Inc [Member]	Preferred Stock [Member]	Parent [Member]	Parent [Member] Ayala Pharmaceuticals Inc [Member]	Common Stock [Member]	Common Stock [Member] Ayala Pharmaceuticals Inc [Member]	Additional Paid-in Capital [Member]	Additional Paid-in Capital [Member] Ayala Pharmaceuticals Inc [Member]	Retained Earnings [Member]	Retained Earnings [Member] Ayala Pharmaceuticals Inc [Member]	Total	Ayala Pharmaceuticals Inc [Member]
Beginning balance, value at Oct. 31, 2019								$ 1		$ 423,799		$ (384,269)		$ 39,531
Balance, shares at Oct. 31, 2019								627,497
Share based compensation										891				891
Share based compensation, shares								110
Tax withholdings paid on equity awards										(1)				(1)
Tax shares sold to pay for tax withholdings on equity awards										1				1
Issuance of shares to employees under ESPP Plan										7				7
Issuance of shares to employees under ESPP Plan, shares								176
ESPP Expense										1				1
Warrant exercises										2				2
Warrant exercises, shares								423
Shares issued in settlement of warrants										77				77
Shares issued in settlement of warrants, shares, shares								37,500
Advaxis public offerings, net of offering costs										11,066				11,066
Advaxis public offerings, net of offering costs, shares								156,113
Commitment fee shares issued for equity line										644				644
Commitment fee shares issued for equity line, shares								13,553
Shares issued under equity line										4,430				4,430
Shares issued under equity line, shares								140,525
Net Loss												(26,469)		(26,469)
Ending balance, value at Oct. 31, 2020								$ 1		440,917		(410,738)		30,180
Balance, shares at Oct. 31, 2020								975,897
Beginning balance, value at Dec. 31, 2019		$ 23,823		$ 29,550			$ 53,373		$ 51		$ 1,770		$ (40,741)		$ (38,920)
Balance, shares at Dec. 31, 2019		3,679,778		3,750,674					4,998,874
Share based compensation											1,569				1,569
Share based compensation, shares									18,662
Exercise of stock options									$ 1		280				281
Exercise of stock options, shares									54,999
Conversion of Preferred Stock into Common stock		$ (23,823)		$ (29,550)			(53,373)		$ 37		53,336				53,373
Conversion of Preferred Stock into Common stock, shares		(3,679,778)		(3,750,674)					3,715,222
Issuance of Common Stock, Initial Public Offering, net of Issuance Cost of $2,730									$ 39		52,202				52,241
Issuance of Common Stock, Initial Public Offering, net of Issuance Cost, shares									3,940,689
Net Loss													(30,146)		(30,146)
Ending balance, value at Dec. 31, 2020									$ 128		109,157		(70,887)		38,398
Balance, shares at Dec. 31, 2020									12,728,446
Beginning balance, value at Oct. 31, 2020								$ 1		440,917		(410,738)		30,180
Balance, shares at Oct. 31, 2020								975,897
Issuance of Common Stock, Initial Public Offering, net of Issuance Cost of $2,730								$ 1		8,549				8,550
Issuance of Common Stock, Initial Public Offering, net of Issuance Cost, shares								383,333
Warrant exercises										2,586				2,586
Warrant exercises, shares								92,375
Net Loss												(3,977)		(3,977)
Ending balance, value at Jan. 31, 2021								$ 2		452,288		(414,715)		37,575
Balance, shares at Jan. 31, 2021								1,451,605
Beginning balance, value at Oct. 31, 2020								$ 1		440,917		(410,738)		30,180
Balance, shares at Oct. 31, 2020								975,897
Net Loss														(12,418)
Ending balance, value at Jul. 31, 2021								$ 2		467,431		(423,156)		44,277
Balance, shares at Jul. 31, 2021								1,820,452
Beginning balance, value at Oct. 31, 2020								$ 1		440,917		(410,738)		30,180
Balance, shares at Oct. 31, 2020								975,897
Share based compensation										566				566
Share based compensation, shares								69
Exercise of stock options
Exercise of stock options, shares								4						4
Issuance of shares to employees under ESPP Plan
Issuance of shares to employees under ESPP Plan, shares								12
Warrant exercises										3,771				3,771
Warrant exercises, shares								230,343
Advaxis public offerings, net of offering costs								$ 1		22,232				22,233
Advaxis public offerings, net of offering costs, shares								614,127
Net Loss												(17,862)		(17,862)
Ending balance, value at Oct. 31, 2021								$ 2		467,486		(428,600)		38,888
Balance, shares at Oct. 31, 2021								1,820,452
Beginning balance, value at Dec. 31, 2020									$ 128		109,157		(70,887)		38,398
Balance, shares at Dec. 31, 2020									12,728,446
Share based compensation											1,964				1,964
Share based compensation, shares									36,990
Exercise of stock options											54				54
Exercise of stock options, shares									8,186
Proceeds from Issuance of common stocks and warrants, net of Issuance Cost									$ 3		23,319				23,322
Proceeds from Issuance of common stocks and warrants, net of Issuance Cost, shares									333,333
Net Loss													(30,205)		(30,205)
Proceeds from issuance of common stock, net of issuance costs of $14									$ 4		5,847				5,851
Proceeds from Issuance of common stocks, net of Issuance Cost, shares									442,407
Ending balance, value at Sep. 30, 2021									$ 135		140,341		(101,092)		39,384
Balance, shares at Sep. 30, 2021									13,549,362
Beginning balance, value at Dec. 31, 2020									$ 128		109,157		(70,887)		38,398
Balance, shares at Dec. 31, 2020									12,728,446
Share based compensation											2,684				2,684
Share based compensation, shares									48,834
Exercise of stock options											101				$ 101
Exercise of stock options, shares									18,328						18,328,000
Proceeds from Issuance of common stocks and warrants, net of Issuance Cost									$ 3		23,259				$ 23,262
Proceeds from Issuance of common stocks and warrants, net of Issuance Cost, shares									333,333
Proceeds from Issuance of common stock net of issuance cost of $438									$ 8		9,959				9,967
Proceeds from Issuance of common stock net of issuance cost, shares									827,094
Net Loss													(40,254)		(40,254)
Ending balance, value at Dec. 31, 2021									$ 139		145,160		(111,141)		34,158
Balance, shares at Dec. 31, 2021									13,956,035
Beginning balance, value at Jan. 31, 2021								$ 2		452,288		(414,715)		37,575
Balance, shares at Jan. 31, 2021								1,451,605
Exercise of stock options
Exercise of stock options, shares								4
Issuance of Common Stock, Initial Public Offering, net of Issuance Cost of $2,730										13,683				13,683
Issuance of Common Stock, Initial Public Offering, net of Issuance Cost, shares								230,794
Warrant exercises										1,185				1,185
Warrant exercises, shares								137,968
Net Loss												(5,107)		(5,107)
Ending balance, value at Apr. 30, 2021								$ 2		467,371		(419,822)		47,551
Balance, shares at Apr. 30, 2021								1,820,452
Net Loss												(3,334)		(3,334)
Ending balance, value at Jul. 31, 2021								$ 2		467,431		(423,156)		44,277
Balance, shares at Jul. 31, 2021								1,820,452
Beginning balance, value at Jun. 30, 2021									$ 131		133,925		(91,296)		42,760
Balance, shares at Jun. 30, 2021									13,092,925
Share based compensation											545				545
Share based compensation, shares									11,844
Exercise of stock options											24				24
Exercise of stock options, shares									2,186
Net Loss													(9,796)		(9,796)
Proceeds from issuance of common stock, net of issuance costs of $14									$ 4		5,847				5,851
Proceeds from Issuance of common stocks, net of Issuance Cost, shares									442,407
Ending balance, value at Sep. 30, 2021									$ 135		140,341		(101,092)		39,384
Balance, shares at Sep. 30, 2021									13,549,362
Beginning balance, value at Oct. 31, 2021								$ 2		467,486		(428,600)		38,888
Balance, shares at Oct. 31, 2021								1,820,452
Net Loss												(365)		(365)
Ending balance, value at Jan. 31, 2022								$ 2		467,512		(428,965)		38,549
Balance, shares at Jan. 31, 2022								1,820,452
Beginning balance, value at Oct. 31, 2021								$ 2		467,486		(428,600)		38,888
Balance, shares at Oct. 31, 2021								1,820,452
Net Loss														(9,768)
Ending balance, value at Jul. 31, 2022								$ 2		466,561		(438,368)		28,195
Balance, shares at Jul. 31, 2022								1,815,951
Beginning balance, value at Dec. 31, 2021									$ 139		145,160		(111,141)		34,158
Balance, shares at Dec. 31, 2021									13,956,035
Ending balance, value at Jan. 31, 2022								$ 2		467,512		(428,965)		38,549
Balance, shares at Jan. 31, 2022								1,820,452
Beginning balance, value at Dec. 31, 2021									$ 139		145,160		(111,141)		34,158
Balance, shares at Dec. 31, 2021									13,956,035
Share based compensation											1,914				1,914
Share based compensation, shares									35,532
Net Loss													(28,425)		(28,425)
Proceeds from issuance of common stock, net of issuance costs of $14											512				512
Proceeds from Issuance of common stocks, net of Issuance Cost, shares									310,417
Ending balance, value at Sep. 30, 2022									$ 139		147,586		(139,566)		8,159
Balance, shares at Sep. 30, 2022									14,301,984
Beginning balance, value at Jan. 31, 2022								$ 2		467,512		(428,965)		38,549
Balance, shares at Jan. 31, 2022								1,820,452
Net Loss												(2,440)		(2,440)
Ending balance, value at Apr. 30, 2022								$ 2		466,554		(431,405)		35,151
Balance, shares at Apr. 30, 2022								1,820,452
Net Loss												(6,963)		(6,963)
Ending balance, value at Jul. 31, 2022								$ 2		$ 466,561		$ (438,368)		$ 28,195
Balance, shares at Jul. 31, 2022								1,815,951
Beginning balance, value at Jun. 30, 2022									$ 139		146,602		(129,378)		17,363
Balance, shares at Jun. 30, 2022									13,984,622
Share based compensation											516				516
Share based compensation, shares									11,845
Net Loss													(10,188)		(10,188)
Proceeds from issuance of common stock, net of issuance costs of $14											468				468
Proceeds from Issuance of common stocks, net of Issuance Cost, shares									305,517
Ending balance, value at Sep. 30, 2022									$ 139		$ 147,586		$ (139,566)		$ 8,159
Balance, shares at Sep. 30, 2022									14,301,984